SHARE-BASED COMPENSATION - Share option under the option plans (Details) - Non-employee options - Incentive Compensation Plan 2015 [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥) shares
Share option activities
Outstanding at beginning of the period (in shares) | shares	23,658,649	23,658,649
Exercised (in shares) | shares	(12,030,257)	(12,030,257)
Forfeited (in shares) | shares	(1,224,032)	(1,224,032)
Outstanding at end of the period (in shares) | shares	10,404,360	10,404,360	23,658,649	23,658,649
Vested and expect to vest (in shares) | shares	10,404,360						10,404,360
Options exercisable (in shares) | shares	8,483,792						8,483,792
Weighted average exercise price
Outstanding at beginning of the period (in dollars per share)	$ 0.50
Exercised (in dollars per share)	0.22
Forfeited (in dollars per share)	0.80
Outstanding at end of the period (in dollars per share)	0.67		$ 0.50
Vested and expect to vest (in dollars per share)	0.67
Options exercisable (in dollars per share)	$ 0.62
Weighted average remaining contractual term (Years)
Outstanding (years)	5 years 21 days	5 years 21 days	5 years 5 months 12 days	5 years 5 months 12 days
Vested and expect to vest (years)	5 years 21 days	5 years 21 days
Options exercisable (years)	4 years 5 months 8 days	4 years 5 months 8 days
Weighted average grant date fair value
Outstanding at beginning of the period (in dollars per share)	$ 1.69
Exercised (in dollars per share)	0.76
Forfeited (in dollars per share)	3.38
Outstanding at end of the period (in dollars per share)	2.11		$ 1.69
Vested and expect to vest (in dollars per share)	2.11
Options exercisable (in dollars per share)	$ 1.76
Aggregate Intrinsic Value
Outstanding at beginning of the period | $	$ 52,644
Outstanding at ending of the period | $	11,219		$ 52,644
Vested and expect to vest | $	11,219
Options exercisable | $	$ 9,560
Weighted-average grant-date fair value of options granted					$ 4.19
Total intrinsic value of options exercised | ¥		¥ 203,841		¥ 674,174		¥ 450,056
Total fair value of options vested | ¥		¥ 43,889		¥ 57,695		¥ 31,807
Unrecognized compensation expense | ¥							¥ 27,984
Weighted average remaining service period	11 months 23 days	11 months 23 days